Available for Sale Securities	10 Months Ended
Oct. 31, 2013
Available for Sale Securities [Abstract]
Available for Sale Securities
Note 2 – Available for Sale Securities

Beginning in August 2012, we owned marketable equity securities, which are classified as available for sale. Marketable securities consist of shares of common stock of Hydrocarb Energy Corporation.

During the ten months ended October 31, 2013, we sold 575,000 shares of common stock of Hydrocarb Energy Corporation in exchange for a note receivable from an employee in the amount of $1,000,000 (See Note 4.). As a result, we recognized a realized gain on sale of available for sale securities of $177,750.

As of October 31, 2013, we hold available for sale securities in the amount of $3,515,171. Available for sale securities consist of 1,859,879 shares of common stock of Hydrocarb Energy Corporation (formerly Duma Energy Corporation) with a cost basis of $3,589,567. As of October 31, 2013, we have recorded an unrecognized loss on available for sale securities in the amount of $74,396.

As of December 31, 2012, we held available for sale securities in the amount of $1,173,000 which consisted of 575,000 shares of common stock of Hydrocarb Energy Corporation with a cost basis of $802,250. As of December 31, 2012, we had recorded an unrecognized gain on available for sale securities in the amount of $350,750 (see note 4).